Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000072947 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Long/Short Fund
Class Name	Class I Shares
Trading Symbol	NELIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$206	1.94%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.94%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Equity Long/Short Fund returned 12.48% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund underperformed the Equity Long/Short Blended Benchmark, which returned 14.90%. The Fund’s blended benchmark consists of: 1) 70% Russell 1000® Index and 2) 30% ICE BofA U.S. 3-Month Treasury Bill Index.

Top contributors to relative performance

•
Overweight long position in Intel Corporation.

•
Overweight long position in Lam Research Corporation.

•
Security selection and an overweight in the consumer staples sector, led by an overweight long position in Casey’s General Stores, Inc.

Top detractors from relative performance

•
Security selection and an overweight in the communication services sector, including an overweight long position in Netflix, Inc.

•
Overweight long position in Intuit Inc.

•
Overweight long position in Boston Scientific Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	12.48%	9.96%	10.41%

Russell 1000® Index	19.77%	12.10%	15.13%

Equity Long/Short Blended Benchmark	14.90%	9.78%	11.45%

Lipper Alternative Long/Short Equity Funds Classification Average	12.67%	7.72%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 163,363,446
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,924,854
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$163,363,446

Total number of portfolio holdings	179

Portfolio turnover (%)	67%

Total management fees paid for the year	$1,924,854

Holdings [Text Block]

(1)	Includes the gross market value of the Fund’s long and short exposure.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective January 7, 2026, Daniel Mon was added as a portfolio manager of the Fund and Claire Ross was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000072945 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Long/Short Fund
Class Name	Class C Shares
Trading Symbol	NELCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$311	2.94%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 311
Expense Ratio, Percent	2.94%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Equity Long/Short Fund returned 11.34% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund underperformed the Equity Long/Short Blended Benchmark, which returned 14.90%.The Fund’s blended benchmark consists of: 1) 70% Russell 1000® Index and 2) 30% ICE BofA U.S. 3-Month Treasury Bill Index.

Top contributors to relative performance

•
Overweight long position in Intel Corporation.

•
Overweight long position in Lam Research Corporation.

•
Security selection and an overweight in the consumer staples sector, led by an overweight long position in Casey’s General Stores, Inc.

Top detractors from relative performance

•
Security selection and an overweight in the communication services sector, including an overweight long position in Netflix, Inc.

•
Overweight long position in Intuit Inc.

•
Overweight long position in Boston Scientific Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	11.34%	8.86%	9.47%

Russell 1000® Index	19.77%	12.10%	15.13%

Equity Long/Short Blended Benchmark	14.90%	9.78%	11.45%

Lipper Alternative Long/Short Equity Funds Classification Average	12.67%	7.72%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 163,363,446
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,924,854
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$163,363,446

Total number of portfolio holdings	179

Portfolio turnover (%)	67%

Total management fees paid for the year	$1,924,854

Holdings [Text Block]

(1)	Includes the gross market value of the Fund’s long and short exposure.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective January 7, 2026, Daniel Mon was added as a portfolio manager of the Fund and Claire Ross was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000072944 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Long/Short Fund
Class Name	Class A Shares
Trading Symbol	NELAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$232	2.19%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 232
Expense Ratio, Percent	2.19%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Equity Long/Short Fund returned 12.20% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2026. The Fund underperformed the Equity Long/Short Blended Benchmark, which returned 14.90%. The Fund’s blended benchmark consists of: 1) 70% Russell 1000® Index and 2) 30% ICE BofA U.S. 3‑Month Treasury Bill Index.

Top contributors to relative performance

•
Overweight long position in Intel Corporation.

•
Overweight long position in Lam Research Corporation.

•
Security selection and an overweight in the consumer staples sector, led by an overweight long position in Casey’s General Stores, Inc.

Top detractors from relative performance

•
Security selection and an overweight in the communication services sector, including an overweight long position in Netflix, Inc.

•
Overweight long position in Intuit Inc.

•
Overweight long position in Boston Scientific Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	12.20%	9.69%	10.13%

Class A Shares at maximum sales charge (Offering Price)	5.76%	8.40%	9.48%

Russell 1000® Index	19.77%	12.10%	15.13%

Equity Long/Short Blended Benchmark	14.90%	9.78%	11.45%

Lipper Alternative Long/Short Equity Funds Classification Average	12.67%	7.72%	7.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 163,363,446
Holdings Count | Holding	179
Advisory Fees Paid, Amount	$ 1,924,854
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2026)

Fund net assets	$163,363,446

Total number of portfolio holdings	179

Portfolio turnover (%)	67%

Total management fees paid for the year	$1,924,854

Holdings [Text Block]

(1)	Includes the gross market value of the Fund’s long and short exposure.

Material Fund Change [Text Block]
How has the Fund changed?
Portfolio manager update(s): Effective January 7, 2026, Daniel Mon was added as a portfolio manager of the Fund and Claire Ross was removed as a portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2026 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.